GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
Selling, general and administrative expense [abstract]
Schedule of general and administrative expenses

	For the three-month periods ended		For the nine-month periods ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	$	$	$	$
Wages and benefits	1,137	765	3,330	1,614
Share-based compensation	293	292	6,028	445
Professional fees	144	184	2,348	683
Consulting fees	461	37	896	112
Travelling, representation and convention	206	87	411	263
Office and administration	3,201	181	4,669	547
Stock exchange, authorities, and communication	71	33	831	72
Depreciation and amortization	170	209	535	623
Other financial fees	9	(19)	26	40
General and administrative expenses	5,692	1,769	19,074	4,399